PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of composition of property, plant, and equipment
As of December 31, 2018 and 2017, the composition of property, plant, and equipment balances are composed as follows:

		As of December 31, 2018
	Net opening balance as of January 1, 2018	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	159,352	309,385	(132,428)	176,957
Equipment	63,516	217,958	(159,756)	58,202
Ceded under operating leases	4,221	4,888	(667)	4,221
Other	15,458	67,197	(52,991)	14,206
Total	242,547	599,428	(345,842)	253,586

		As of December 31, 2017
	Net opening balance as of January 1, 2017	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	169,809	274,079	(114,727)	159,352
Equipment	66,506	193,689	(130,173)	63,516
Ceded under operating leases	4,230	4,888	(667)	4,221
Other	16,834	60,822	(45,364)	15,458
Total	257,379	533,478	(290,931)	242,547

Schedule of changes in the value of property, plant, and equipment
The changes in the value of property, plant, and equipment as of December 31, 2018 and 2017 is as follows:

b.1 Gross balance

2018	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2018	274,079	193,689	4,888	60,823	533,479
Additions	35,369	28,438	-	4,522	68,329
Disposals	(63)	(4,130)	-	(2,104)	(6,297)
Impairment due to damage	-	(39)	-	-	(39)
Other	-	-	-	3,956	3,956
Balances as of December 31, 2018	309,385	217,958	4,888	67,197	599,428

2017	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2017	264,016	168,124	4,888	55,973	493,001
Additions	27,592	26,278	-	4,902	58,772
Disposals	(17,529)	(359)	-	(53)	(17,941)
Impairment due to damage	-	(354)	-	-	(354)
Other	-	-	-	-	-
Balances as of December 31, 2017	274,079	193,689	4,888	60,823	533,478

b.2 Accumulated depreciation

2018	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2018	(114,727)	(130,173)	(667)	(45,365)	(290,932)
Depreciation charges in the period	(17,704)	(29,623)	-	(7,660)	(54,987)
Sales and disposals in the period	3	40	-	34	77
Transfers	-	-	-	-
Other	-	-	-	-
Balances as of December 31, 2018	(132,428)	(159,756)	(667)	(52,991)	(345,842)

2017	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2017	(94,207)	(101,618)	(658)	(39,139)	(235,622)
Depreciation charges in the period	(20,744)	(28,593)	(9)	(6,277)	(55,623)
Sales and disposals in the period	224	38	-	51	313
Transfers	-	-	-	-	-
Other	-	-	-	-	-
Balances as of December 31, 2017	(114,727)	(130,173)	(667)	(45,365)	(290,932)

Schedule of operational leases - lessor

As of December 31, 2018 and 2017, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	469	567
Due after 1 year but within 2 years	882	749
Due after 2 years but within 3 years	469	480
Due after 3 years but within 4 years	460	348
Due after 4 years but within 5 years	428	308
Due after 5 years	2,242	1,792

Total	4,950	4,244

Schedule of operational leases - lessee

Certain Bank’s premises and equipment are leased under various operating leases, Future minimum rental payments under non-cancellable leases are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Due within 1 year	25,702	26,059
Due after 1 year but within 2 years	24,692	21,343
Due after 2 year but within 3 years	22,439	18,091
Due after 3 years but within 4 years	19,574	15,736
Due after 4 years but within 5 years	17,250	12,734
Due after 5 years	63,945	51,502

Total	173,602	145,465